SUBSEQUENT EVENTS (Details) - CIK 0001836935 Centricus Acquisition Corp.		1 Months Ended	3 Months Ended
	May 12, 2021 USD ($) D $ / shares shares	Dec. 31, 2020	Mar. 31, 2021
Subsequent Event [Line Items]
Threshold period for filling registration statement after business combination		20 days
Pubco | Subsequent Event
Subsequent Event [Line Items]
Shares issue of right to receive	10,000,000
Cash consideration | $	$ 90,000,000
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	20
Pubco | Subscription Agreements With PIPE Investors | Subsequent Event
Subsequent Event [Line Items]
Number of shares issued	7,100,000
Share Price | $ / shares	$ 10.00
Gross proceeds | $	$ 71,000,000
Threshold period for filling registration statement after business combination	30 days
Pubco | Maximum | Subsequent Event
Subsequent Event [Line Items]
Closing cash at consideration | $	$ 500,000,000
Ordinary share | Pubco | Subsequent Event
Subsequent Event [Line Items]
Shares issue of right to receive	1
Aggregate value from shares | $	$ 900,000,000
Ordinary share | Pubco | Maximum | Subsequent Event
Subsequent Event [Line Items]
Closing price per share | $ / shares	$ 12.50
Warrants
Subsequent Event [Line Items]
Threshold period for filling registration statement after business combination			20 days
Private Placement Warrants | Pubco | Subsequent Event
Subsequent Event [Line Items]
Shares issue of right to receive	1
Public Warrants | Pubco | Subsequent Event
Subsequent Event [Line Items]
Shares issue of right to receive	1